Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative assets	$ 81,770	$ 130,614
Liabilities
Derivative liabilities	15,440	80,840
Recurring
Assets
Derivative assets	81,770	130,614
Investments, at fair value	75,496	84,130
Liabilities
Derivative liabilities	15,440	80,840
Recurring | Level 1
Assets
Derivative assets	0	0
Investments, at fair value	75,496	72,540
Liabilities
Derivative liabilities	0	0
Recurring | Level 2
Assets
Derivative assets	81,770	130,614
Investments, at fair value	0	0
Liabilities
Derivative liabilities	15,440	80,840
Recurring | Level 3
Assets
Derivative assets	0	0
Investments, at fair value	0	11,590
Liabilities
Derivative liabilities	$ 0	$ 0